Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Carrying Value Held-to-Maturity Securities
The table below presents the carrying value under ASC 320, excluding accrued interest income and gross unrealized holding gain. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 2 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

	Carrying Value	Fair Value (Level 2)
Asset:
US Treasury Bills held in Trust Account as of December 31, 2018	$-	$-
US Treasury Bills held in Trust Account as of December 31, 2017	$151,856,355	$151,725,991